Fair Value Measurements (Tables)	12 Months Ended
Dec. 31, 2025
EBP Total
EBP, Investment, Fair Value and NAV [Line Items]
EBP, Investment, Fair Value and NAV
The following tables set forth by level, within the fair value hierarchy, the Master Trust’s assets measured at fair value as of December 31, 2025 and 2024. There were no Master Trust assets measured at fair value within level 2 or level 3 in the fair value hierarchy as of December 31, 2025 and 2024.

	Assets at Fair Value as of December 31, 2025
	Level 1	Total
Common collective trust funds	$1,047,723,198	$1,047,723,198
Mutual funds	107,504,896	107,504,896
Brokerage accounts	90,388,663	90,388,663
Money market fund	54,701,013	54,701,013
Harley-Davidson, Inc. Common Stock Fund	26,702,183	26,702,183
	$1,327,019,953	$1,327,019,953

	Assets at Fair Value as of December 31, 2024
	Level 1	Total
Common collective trust funds	$941,292,717	$941,292,717
Mutual funds	110,069,411	110,069,411
Brokerage accounts	79,400,468	79,400,468
Money market fund	55,948,045	55,948,045
Harley-Davidson, Inc. Common Stock Fund	42,203,102	42,203,102
	$1,228,913,743	$1,228,913,743